Commitments and guarantees granted (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Purchase of raw materials and services	$ 5,361	$ 6,534
Purchase of energy	2,316	2,605
Total	$ 7,677	$ 9,139